Cover	Sep. 07, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 07, 2023
Entity File Number	001-31240
Entity Registrant Name	Newmont Corporation
Entity Central Index Key	0001164727
Entity Tax Identification Number	84-1611629
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6900 E. Layton Avenue
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80237
City Area Code	303
Local Phone Number	863-7414
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $1.60 per share
Trading Symbol	NEM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false